UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  October 31

Date of reporting period: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 98.5%
		Common Stocks — 97.1%
		Australia — 4.1%
25		ABC Learning Centres Ltd. (a) (f) (m)	—
20		AGL Energy Ltd. (m)	253
124		Alumina Ltd. (m)	177
42		Amcor Ltd. (m)	173
95		AMP Ltd. (m)	442
18		Aristocrat Leisure Ltd. (m)	63
28		Arrow Energy Ltd. (a) (m)	101
9		ASX Ltd. (m)	269
108		Australia & New Zealand Banking Group Ltd. (m)	1,670
51		AXA Asia Pacific Holdings Ltd. (m)	182
15		Bendigo and Adelaide Bank Ltd. (m)	101
160		BHP Billiton Ltd. (m)	5,064
10		Billabong International Ltd. (m)	76
81		BlueScope Steel Ltd. (m)	228
29		Boral Ltd. (m)	120
65		Brambles Ltd. (m)	324
5		Caltex Australia Ltd. (c)	57
87		CFS Retail Property Trust (c)	124
27		Coca-Cola Amatil Ltd. (m)	214
3		Cochlear Ltd. (m)	129
71		Commonwealth Bank of Australia (m)	2,499
22		Computershare Ltd. (m)	182
20		Crown Ltd. (m)	127
29		CSL Ltd. (m)	735
62		CSR Ltd. (m)	97
226		Dexus Property Group (m)	137
3		Energy Resources of Australia Ltd. (m)	70
109		Fairfax Media Ltd. (c)	134
55		Fortescue Metals Group Ltd. (a) (m)	195
91		Foster’s Group Ltd. (m)	408
61		Goodman Fielder Ltd. (m)	71
449		GPT Group (m)	198
26		Harvey Norman Holdings Ltd. (m)	72
73		Incitec Pivot Ltd. (m)	168
95		Insurance Australia Group Ltd. (m)	291
7		Leighton Holdings Ltd. (m)	188
22		Lend Lease Corp., Ltd. (m)	141
13		Lion Nathan Ltd. (m)	122
34		Macquarie Airports (m)	71
15		Macquarie Group Ltd. (m)	536
120		Macquarie Infrastructure Group (m)	146
34		Metcash Ltd. (m)	121
71		Mirvac Group (m)	75
92		National Australia Bank Ltd. (m)	1,869
23		Newcrest Mining Ltd. (m)	578
9		Nufarm Ltd. (m)	77
69		OneSteel Ltd. (m)	171
17		Orica Ltd. (m)	312
42		Origin Energy Ltd. (m)	506
159		OZ Minerals Ltd. (m)	150
28		Paladin Energy Ltd. (a) (m)	107
2		Perpetual Ltd. (m)	53
54		Qantas Airways Ltd. (m)	105
48		QBE Insurance Group Ltd. (m)	777
21		Rio Tinto Ltd. (m)	1,052
39		Santos Ltd. (m)	476
7		Sims Metal Management Ltd. (m)	170
18		Sonic Healthcare Ltd. (m)	178
66		SP AusNet (m)	43
107		Stockland (m)	279
61		Suncorp-Metway Ltd. (m)	363
29		TABCORP Holdings Ltd. (m)	172
59		Tatts Group Ltd. (m)	121
212		Telstra Corp., Ltd. (m)	624
33		Toll Holdings Ltd. (c)	186
51		Transurban Group (m)	185
48		Wesfarmers Ltd. (m)	1,042
8		Wesfarmers Ltd. (m)	164
97		Westfield Group (m)	919
140		Westpac Banking Corp. (m)	2,515
23		Woodside Petroleum Ltd. (m)	896
59		Woolworths Ltd. (m)	1,338
8		WorleyParsons Ltd. (m)	176

			32,155

		Austria — 1.6%
1		Andritz AG (m)	60
72		Erste Group Bank AG (c)	2,526
41		IMMOFINANZ AG (a) (c)	86
1		Mayr Melnhof Karton AG (m)	97
64		OMV AG (m)	2,520
23		Raiffeisen International Bank Holding AG (c)	1,038
143		Telekom Austria AG (m)	2,183
34		Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A (m)	1,653
17		Vienna Insurance Group (m)	764
47		Voestalpine AG (c)	1,309

			12,236

		Belgium — 1.9%
17		AGFA-Gevaert N.V. (a) (m)	51
129		Anheuser-Busch InBev N.V. (m)	5,112
–	(h)	Bekaert S.A. (m)	4
26		Belgacom S.A. (m)	935
3		Colruyt S.A. (c)	668
18		Delhaize Group (c)	1,276
94		Dexia S.A. (a) (c)	735
–	(h)	D’ieteren S.A. (m)	86
387		Fortis (a) (m)	1,487
14		Groupe Bruxelles Lambert S.A. (m)	1,127
29		KBC Groep N.V. (a) (m)	612
4		Mobistar S.A. (m)	281
6		Nationale A Portefeuille (m)	329
11		Solvay S.A., Class A (m)	1,037
17		UCB S.A. (m)	575
19		Umicore (c)	486

			14,801

		Bermuda — 0.1%
20		Chinese Estates Holdings Ltd. (m)	34
4		Frontline Ltd. (m)	87
51		Seadrill Ltd. (c)	826

			947

		Brazil — 0.2%
6		Centrais Eletricas Brasileiras S.A. (m)	92
20		Cia Vale do Rio Doce (m)	399
33		Petroleo Brasileiro S.A. (m)	684

			1,175

		Cayman Islands — 0.0% (g)
32		Hutchison Telecommunications Hong Kong Holdings Ltd. (a) (m)	5

		Chile — 0.6%
2,501		Banco Santander Chile S.A. (m)	118
14		CAP S.A. (m)	337
12		Cia Cervecerias Unidas S.A., ADR (m)	427
12		Embotelladora Andina S.A., Class B, ADR (m)	225
446		Empresa Nacional de Electricidad S.A. (m)	731
5		Empresas CMPC S.A. (m)	135
45		Empresas COPEC S.A. (m)	572
71		Enersis S.A., ADR (m)	1,360
14		Lan Airlines S.A. (m)	168
614		Masisa S.A. (m)	81
75		SACI Falabella (m)	307

			4,461

		China — 0.5%
131		BYD Co., Ltd., Class H (a) (c)	725
657		China Construction Bank Corp., Class H (c)	528
104		China Life Insurance Co., Ltd., Class H (m)	461
574		Datang International Power Generation Co., Ltd., Class H (m)	376
65		Foxconn International Holdings Ltd. (a) (m)	45
314		Huaneng Power International, Inc., Class H (c)	246
603		PetroChina Co., Ltd., Class H (m)	710
128		Shui On Land Ltd. (m)	90
102		Tingyi Cayman Islands Holding Corp. (m)	189
231		Yanzhou Coal Mining Co., Ltd., Class H (m)	358
503		Zhejiang Expressway Co., Ltd., Class H (m)	486

			4,214

		Cyprus — 0.1%
105		Bank of Cyprus Public Co., Ltd. (m)	693
18		Prosafe Production Public Ltd. (a) (c)	34
18		ProSafe SE (m)	94

			821

		Denmark — 1.3%
–	(h)	A P Moller - Maersk A/S, Class B (c)	754
–	(h)	A P Moller - Maersk A/S (m)	339
3		Bang & Olufsen A/S, Class B (m)	25
12		Carlsberg A/S, Class B (m)	847
3		Coloplast A/S, Class B (m)	201
3		Danisco A/S (m)	130
53		Danske Bank A/S (a) (m)	1,106
18		DSV A/S (a) (m)	248
3		East Asiatic Co., Ltd. A/S (c)	115
6		H Lundbeck A/S (m)	117
1		Jyske Bank A/S (a) (m)	25
3		NKT Holding A/S (a) (c)	111
54		Novo Nordisk A/S, Class B (m)	3,133
5		Novozymes A/S, Class B (m)	478
1		Topdanmark A/S (a) (m)	142
2		TrygVesta A/S (c)	153
24		Vestas Wind Systems A/S (a) (m)	1,713
2		William Demant Holding (a) (m)	140

			9,777

		Finland — 0.9%
4		Elisa OYJ (m)	74
30		Fortum OYJ (m)	705
4		Kesko OYJ, Class B (c)	116
9		Kone OYJ, Class B (m)	294
9		Metso OYJ (m)	196
5		Neste Oil OYJ (c)	70
247		Nokia OYJ (m)	3,316
6		Nokian Renkaat OYJ (m)	122
8		Orion OYJ, Class B (m)	135
7		Outokumpu OYJ (m)	144
16		Pohjola Bank plc (m)	166
3		Rautaruukki OYJ (m)	66
28		Sampo OYJ, Class A (m)	592
30		Stora Enso OYJ, Class R (a) (c)	190
7		Tieto OYJ (m)	124
38		UPM-Kymmene OYJ (m)	402
6		Wartsila OYJ (c)	208

			6,920

		France — 9.8%
11		Accor S.A. (m)	485
3		Aeroports de Paris (m)	204
14		Air France-KLM (a) (c)	171
23		Air Liquide S.A. (m)	2,366
165		Alcatel-Lucent (a) (m)	457
16		Alstom S.A.	1,104
2		Atos Origin S.A. (a) (m)	87
134		AXA S.A. (m)	2,829
1		BioMerieux (c)	143
71		BNP Paribas (m)	5,163
20		Bouygues S.A. (m)	840
3		Bureau Veritas S.A. (m)	150
12		Cap Gemini S.A. (m)	560
57		Carrefour S.A. (m)	2,657
4		Casino Guichard Perrachon S.A. (m)	245
6		Christian Dior S.A. (m)	516
33		Cie de Saint-Gobain (c)	1,347
8		Cie Generale de Geophysique-Veritas (a) (m)	160
17		Cie Generale d’Optique Essilor International S.A. (m)	947
4		CNP Assurances (m)	355
13		Compagnie Generale des Etablissements Michelin, Class B (m)	936
76		Credit Agricole S.A. (m)	1,082
5		Dassault Systemes S.A. (c)	240
22		EDF (m)	1,068
3		Eiffage S.A. (c)	197
1		Eramet (c)	145
3		Eurazeo (m)	122
9		Eutelsat Communications (m)	247
2		Fonciere Des Regions (c)	154
158		France Telecom S.A. (m)	3,929
108		GDF Suez (m)	4,123
1		Gecina S.A. (m)	87
42		Groupe Danone S.A. (m)	2,260
4		Hermes International (c)	580
1		ICADE (m)	126
1		Iliad S.A. (m)	154
2		Imerys S.A. (m)	130
3		Ipsen S.A. (m)	125
8		JC Decaux S.A. (a) (m)	166
9		Klepierre (c)	255
18		Lafarge S.A. (m)	1,313
11		Lagardere SCA (m)	414
7		Legrand S.A. (c)	183
21		L’Oreal S.A. (m)	1,822
22		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,940
4		M6-Metropole Television (m)	77
82		Natixis (a) (m)	213
3		Neopost S.A. (c)	225
10		PagesJaunes Groupe (c)	111
17		Pernod-Ricard S.A.	1,329
11		Peugeot S.A. (a) (m)	329
6		PPR (m)	690
9		Publicis Groupe (m)	328
14		Renault S.A. (a) (m)	592
11		Safran S.A. (m)	174
91		Sanofi-Aventis S.A. (m)	5,949
20		Schneider Electric S.A. (m)	1,788
16		SCOR SE (m)	374
3		Societe BIC S.A. (m)	186
2		Societe Des Autoroutes Paris-Rhin- Rhone (c)	117
40		Societe Generale (m)	2,541
13		Societe Television Francaise 1 (c)	193
7		Sodexo (m)	358
22		Suez Environnement Co. (m)	425
9		Technip S.A. (m)	544
8		Thales S.A. (m)	319
184		Total S.A. (m)	10,179
7		Unibail-Rodamco (m)	1,224
4		Vallourec (c)	554
33		Veolia Environnement (m)	1,126
37		Vinci S.A. (c)	1,908
103		Vivendi (m)	2,640

			77,077

		Germany — 12.8%
26		Adidas AG (m)	1,092
66		Allianz SE (m)	6,483
135		BASF SE (m)	6,750
112		Bayer AG (m)	6,852
47		Bayerische Motoren Werke AG (m)	2,180
14		Beiersdorf AG (m)	693
13		Celesio AG (m)	333
105		Commerzbank AG (a) (c)	821
131		Daimler AG (m)	6,066
80		Deutsche Bank AG (m)	5,191
28		Deutsche Boerse AG (m)	2,181
35		Deutsche Lufthansa AG (m)	477
122		Deutsche Post AG (m)	1,934
14		Deutsche Postbank AG (a) (c)	387
425		Deutsche Telekom AG (m)	5,455
285		E.ON AG (m)	10,757
4		Fraport AG Frankfurt Airport Services Worldwide (m)	164
28		Fresenius Medical Care AG & Co. KGaA (c)	1,288
4		Fresenius SE (m)	214
21		GEA Group AG (m)	342
3		Hamburger Hafen und Logistik AG	155
8		Hannover Rueckversicherung AG (a) (m)	325
13		Heidelberger Druckmaschinen AG (a) (m)	99
18		Henkel AG & Co. KGaA (m)	554
6		Hochtief AG (m)	354
22		K+S AG (m)	1,204
23		Linde AG (m)	2,159
16		MAN AG (m)	1,090
10		Merck KGaA (m)	937
17		Metro AG (m)	968
30		Muenchener Rueckversicherungs AG (m)	4,555
1		Puma AG Rudolf Dassler Sport (m)	177
63		RWE AG (m)	5,309
5		Salzgitter AG (m)	526
124		SAP AG (m)	5,862
119		Siemens AG (m)	9,504
9		Solarworld AG (c)	223
11		Suedzucker AG (c)	241
48		ThyssenKrupp AG (m)	1,475
23		TUI AG (a) (m)	150
17		United Internet AG (a) (c)	222
13		Volkswagen AG (m)	4,603
2		Wacker Chemie AG (m)	238

			100,590

		Greece — 1.1%
61		Alpha Bank AE (a) (m)	807
35		Coca Cola Hellenic Bottling Co. S.A. (m)	799
58		EFG Eurobank Ergasias S.A. (a) (m)	758
12		Hellenic Petroleum S.A. (m)	121
42		Hellenic Telecommunications Organization S.A. (m)	658
22		Intracom Holdings S.A. (a) (m)	55
121		Marfin Investment Group S.A. (a) (m)	506
89		National Bank of Greece S.A. (a) (m)	2,592
40		OPAP S.A. (m)	948
54		Piraeus Bank S.A. (a) (m)	644
30		Public Power Corp. S.A. (a) (m)	650
11		Titan Cement Co. S.A. (m)	316
12		Viohalco (m)	82

			8,936

		Hong Kong — 1.0%
6		ASM Pacific Technology Ltd. (m)	40
45		Bank of East Asia Ltd. (m)	148
165		Belle International Holdings Ltd. (m)	167
100		BOC Hong Kong Holdings Ltd. (m)	211
21		Cathay Pacific Airways Ltd. (m)	33
41		Cheung Kong Holdings Ltd. (m)	530
14		Cheung Kong Infrastructure Holdings Ltd. (m)	51
–	(h)	China Mobile Ltd., ADR (m)	25
84		China Mobile Ltd. (m)	886
59		CLP Holdings Ltd. (m)	400
30		Esprit Holdings Ltd. (m)	219
178		Genting Singapore plc (a) (c)	105
2		Giordano International Ltd. (m)	1
21		Hang Lung Group Ltd. (m)	109
58		Hang Lung Properties Ltd. (m)	212
22		Hang Seng Bank Ltd. (m)	353
30		Henderson Land Development Co., Ltd. (m)	198
112		Hong Kong & China Gas Co., Ltd. (m)	249
2		Hong Kong Aircraft Engineerg Co., Ltd. (m)	27
29		Hong Kong Exchanges and Clearing Ltd. (m)	547
38		HongKong Electric Holdings Ltd. (m)	209
2		Hopewell Highway Infrastructure Ltd. (m)	1
18		Hopewell Holdings Ltd. (m)	57
32		Hutchison Telecommunications International Ltd. (m)	8
62		Hutchison Whampoa Ltd. (m)	465
20		Hysan Development Co., Ltd. (m)	55
–	(h)	Johnson Electric Holdings Ltd. (a) (m)	—	(h)
20		Kerry Properties Ltd. (m)	103
–	(h)	Kingboard Chemical Holdings Ltd. (m)	—	(h)
64		Lenovo Group Ltd. (m)	30
60		Li & Fung Ltd. (m)	177
18		Lifestyle International Holdings, Ltd. (m)	26
66		Link REIT (The) (m)	150
55		Mongolia Energy Co., Ltd. (a) (c)	21
36		MTR Corp. (m)	130
65		New World Development Ltd. (m)	154
61		Noble Group Ltd. (m)	88
26		NWS Holdings Ltd. (m)	50
7		Orient Overseas International Ltd. (m)	38
109		PCCW Ltd. (m)	30
36		Shangri-La Asia Ltd. (c)	57
52		Sino Land Co. (m)	106
42		Sun Hung Kai Properties Ltd. (m)	631
22		Swire Pacific Ltd., Class A (m)	246
9		Television Broadcasts Ltd. (m)	38
37		Wharf Holdings Ltd. (m)	175
6		Wing Hang Bank Ltd. (m)	53
22		Yue Yuen Industrial Holdings Ltd. (m)	60

			7,669

		Hungary — 0.6%
159		Magyar Telekom Telecommunications plc (m)	578
18		MOL Hungarian Oil and Gas Nyrt. (a) (m)	1,301
95		OTP Bank Nyrt. (a) (m)	2,027
5		Richter Gedeon Nyrt. (m)	935

			4,841

		India — 0.6%
20		Ambuja Cements Ltd. (m)	45
5		Bajaj Auto Ltd. (m)	127
4		Grasim Industries Ltd., GDR (m)	207
40		Hindalco Industries Ltd., GDR (e) (m)	84
4		Housing Development Finance Corp., Ltd. (m)	223
11		ICICI Bank Ltd., ADR (m)	337
14		Infosys Technologies Ltd. (m)	602
119		ITC Ltd., GDR (m)	624
7		Larsen & Toubro Ltd., GDR (m)	213
32		NTPC Ltd. (m)	145
27		Ranbaxy Laboratories Ltd., GDR (a) (m)	158
1		Reliance Capital Ltd., GDR (e) (m)	14
15		Reliance Communications Ltd., GDR (e) (m)	86
18		Reliance Industries Ltd. (a) (m)	714
4		Reliance Industries Ltd., GDR (a) (e) (m)	324
142		United Phosphorus Ltd., ADR (m)	508

			4,411

		Ireland — 1.0%
31		Allied Irish Banks plc (m)	76
198		CRH plc (m)	4,757
23		Elan Corp. plc, ADR (a) (m)	182
113		Elan Corp. plc (a) (m)	905
40		Experian plc (m)	332
16		Grafton Group plc (a) (m)	78
39		Kerry Group plc, Class A (m)	935
35		Ryanair Holdings plc (a) (m)	155

			7,420

		Israel — 0.6%
125		Bank Hapoalim BM (a) (m)	411
123		Bank Leumi Le-Israel BM (a) (m)	416
45		Israel Chemicals Ltd. (m)	523
–	(h)	Israel Corp., Ltd. (The) (m)	183
3		Koor Industries Ltd. (m)	72
34		Makhteshim-Agan Industries Ltd. (m)	177
85		Migdal Insurance & Financial Holding Ltd. (a) (m)	133
15		Teva Pharmaceutical Industries Ltd. (m)	775
42		Teva Pharmaceutical Industries Ltd., ADR (m)	2,258

			4,948

		Italy — 7.9%
191		A2A S.p.A. (c)	347
14		ACEA S.p.A. (m)	157
92		Alleanza Assicurazioni S.p.A. (m)	695
7		Arnoldo Mondadori Editore S.p.A. (a) (m)	28
220		Assicurazioni Generali S.p.A. (m)	5,022
54		Atlantia S.p.A. (m)	1,187
18		Autogrill S.p.A. (a) (c)	176
145		Banca Carige S.p.A. (m)	412
450		Banca Monte dei Paschi di Siena S.p.A. (m)	844
71		Banca Popolare di Milano Scarl (m)	427
134		Banco Popolare SC (a) (m)	1,081
17		Bulgari S.p.A. (c)	103
77		Edison S.p.A. (m)	110
905		Enel S.p.A. (m)	4,916
528		ENI S.p.A. (m)	12,341
14		Exor S.p.A. (c)	235
158		Fiat S.p.A. (a) (m)	1,753
84		Finmeccanica S.p.A. (m)	1,274
9		Fondiaria-Sai S.p.A. (c)	146
59		Gruppo Editoriale L’Espresso S.p.A. (a) (c)	108
1,573		Intesa Sanpaolo S.p.A. (a) (m)	5,847
192		Intesa Sanpaolo S.p.A. (m)	541
9		Italcementi S.p.A. (m)	115
9		Lottomatica S.p.A. (c)	196
22		Luxottica Group S.p.A. (a) (m)	549
139		Mediaset S.p.A. (m)	839
92		Mediobanca S.p.A. (m)	1,289
40		Mediolanum S.p.A. (m)	231
368		Parmalat S.p.A. (m)	920
354		Pirelli & C. S.p.A. (a) (m)	148
23		Prysmian S.p.A. (m)	389
54		Saipem S.p.A. (m)	1,462
71		Saras S.p.A. (c)	198
5		Seat Pagine Gialle S.p.A. (a) (m)	1
313		Snam Rete Gas S.p.A. (m)	1,371
40		Telecom Italia Media S.p.A. (a) (c)	7
2,101		Telecom Italia S.p.A. (m)	3,288
1,238		Telecom Italia S.p.A., RNC (m)	1,398
254		Terna Rete Elettrica Nazionale S.p.A. (m)	896
2,253		UniCredit S.p.A. (a) (m)	6,573
681		UniCredit S.p.A. (a)	2,024
119		Unione di Banche Italiane ScpA (m)	1,663
172		Unipol Gruppo Finanziario S.p.A. (a) (c)	216

			61,523

		Japan — 18.3%
23		77 Bank Ltd. (The) (m)	134
3		ABC-Mart, Inc. (c)	86
2		Acom Co., Ltd. (c)	35
9		Advantest Corp. (m)	192
45		Aeon Co., Ltd. (m)	441
3		Aeon Credit Service Co., Ltd. (m)	32
6		Aeon Mall Co., Ltd. (m)	116
8		Aiful Corp. (c)	27
30		Aioi Insurance Co., Ltd. (m)	142
15		Aisin Seiki Co., Ltd. (m)	374
45		Ajinomoto Co., Inc. (m)	430
2		Alfresa Holdings Corp. (m)	86
51		All Nippon Airways Co., Ltd. (m)	142
–	(h)	Alps Electric Co., Ltd. (m)	—	(h)
27		Amada Co., Ltd. (m)	172
–	(h)	Amano Corp. (m)	1
56		Aozora Bank Ltd. (a) (c)	77
5		Arrk Corp. (a) (m)	5
27		Asahi Breweries Ltd. (m)	433
70		Asahi Glass Co., Ltd. (m)	608
88		Asahi Kasei Corp. (m)	456
14		Asics Corp. (m)	132
32		Astellas Pharma, Inc. (m)	1,204
21		Bank of Kyoto Ltd. (The) (m)	190
86		Bank of Yokohama Ltd. (The) (m)	464
5		Benesse Corp. (m)	228
42		Bridgestone Corp. (m)	735
12		Brother Industries Ltd. (m)	111
6		Canon Marketing Japan, Inc. (m)	102
74		Canon, Inc. (m)	2,742
16		Casio Computer Co., Ltd. (m)	132
–	(h)	Central Japan Railway Co. (m)	656
50		Chiba Bank Ltd. (The) (m)	322
46		Chubu Electric Power Co., Inc. (m)	1,109
14		Chugai Pharmaceutical Co., Ltd. (m)	261
13		Chugoku Bank Ltd. (The) (m)	175
20		Chugoku Electric Power Co., Inc. (The) (m)	410
74		Chuo Mitsui Trust Holdings, Inc. (m)	257
20		Citizen Holdings Co., Ltd. (m)	109
2		Coca-Cola West Co., Ltd. (m)	39
40		Cosmo Oil Co., Ltd. (m)	119
11		Credit Saison Co., Ltd. (c)	142
39		Dai Nippon Printing Co., Ltd. (m)	574
19		Daicel Chemical Industries Ltd. (m)	123
16		Daido Steel Co., Ltd. (m)	66
15		Daihatsu Motor Co., Ltd. (m)	168
47		Daiichi Sankyo Co., Ltd. (m)	842
16		Daikin Industries Ltd. (m)	588
17		Dainippon Screen Manufacturing Co., Ltd. (a) (m)	61
13		Dainippon Sumitomo Pharma Co., Ltd. (m)	120
5		Daito Trust Construction Co., Ltd. (m)	262
34		Daiwa House Industry Co., Ltd. (m)	353
89		Daiwa Securities Group, Inc. (m)	525
–	(h)	Dena Co., Ltd. (m)	49
37		Denki Kagaku Kogyo K K (m)	122
34		Denso Corp. (m)	991
11		Dentsu, Inc. (c)	240
28		DIC Corp. (m)	39
20		Dowa Holdings Co., Ltd. (m)	89
24		East Japan Railway Co. (m)	1,354
18		Eisai Co., Ltd. (m)	624
9		Electric Power Development Co., Ltd. (m)	273
11		Elpida Memory, Inc. (a) (m)	124
4		FamilyMart Co., Ltd. (m)	145
13		Fanuc Ltd. (m)	1,099
3		Fast Retailing Co., Ltd. (m)	430
56		Fuji Electric Holdings Co., Ltd. (m)	98
48		Fuji Heavy Industries Ltd. (m)	192
–	(h)	Fuji Media Holdings, Inc. (m)	49
34		FUJIFILM Holdings Corp. (m)	1,097
128		Fujitsu Ltd. (m)	838
49		Fukuoka Financial Group, Inc. (m)	213
44		Furukawa Electric Co., Ltd. (m)	213
22		GS Yuasa Corp. (c)	200
25		Gunma Bank Ltd. (The) (m)	143
29		Hachijuni Bank Ltd. (The) (m)	169
2		Hakuhodo DY Holdings, Inc. (m)	110
81		Hankyu Hanshin Holdings, Inc. (m)	372
3		Hikari Tsushin, Inc. (m)	54
27		Hino Motors Ltd. (m)	90
2		Hirose Electric Co., Ltd. (m)	230
38		Hiroshima Bank Ltd. (The) (m)	158
4		Hisamitsu Pharmaceutical Co., Inc. (m)	120
5		Hitachi Chemical Co., Ltd. (m)	110
6		Hitachi Construction Machinery Co., Ltd. (m)	111
5		Hitachi High-Technologies Corp. (m)	102
232		Hitachi Ltd. (m)	779
12		Hitachi Metals Ltd. (m)	117
13		Hokkaido Electric Power Co., Inc. (m)	256
85		Hokuhoku Financial Group, Inc. (m)	194
14		Hokuriku Electric Power Co. (m)	313
114		Honda Motor Co., Ltd. (m)	3,652
29		HOYA Corp. (m)	695
9		Ibiden Co., Ltd. (m)	284
1		Idemitsu Kosan Co., Ltd. (m)	92
91		IHI Corp. (a) (m)	153
–	(h)	Inpex Corp. (m)	464
24		Isetan Mitsukoshi Holdings Ltd. (c)	252
84		Isuzu Motors Ltd. (m)	148
–	(h)	IT Holdings Corp. (m)	2
4		Ito En Ltd. (m)	69
105		ITOCHU Corp. (m)	782
2		Itochu Techno-Solutions Corp. (m)	73
14		Iyo Bank Ltd. (The) (m)	146
28		J. Front Retailing Co., Ltd. (c)	156
3		Jafco Co., Ltd. (m)	95
53		Japan Airlines Corp. (a) (c)	90
2		Japan Petroleum Exploration Co. (m)	98
–	(h)	Japan Prime Realty Investment Corp. (m)	86
–	(h)	Japan Real Estate Investment Corp. (c)	259
–	(h)	Japan Retail Fund Investment Corp. (m)	115
24		Japan Steel Works Ltd. (The) (m)	313
–	(h)	Japan Tobacco, Inc. (m)	899
35		JFE Holdings, Inc. (m)	1,382
15		JGC Corp. (m)	256
40		Joyo Bank Ltd. (The) (m)	203
16		JS Group Corp. (m)	242
13		JSR Corp. (m)	231
14		JTEKT Corp. (m)	159
–	(h)	Jupiter Telecommunications Co., Ltd. (m)	147
59		Kajima Corp. (m)	165
16		Kamigumi Co., Ltd. (m)	137
17		Kaneka Corp. (m)	117
53		Kansai Electric Power Co., Inc. (The) (m)	1,183
18		Kansai Paint Co., Ltd. (m)	139
38		Kao Corp. (m)	862
96		Kawasaki Heavy Industries Ltd. (c)	246
38		Kawasaki Kisen Kaisha Ltd. (m)	143
–	(h)	KDDI Corp. (m)	1,063
30		Keihin Electric Express Railway Co., Ltd. (m)	251
16		Keio Corp. (m)	96
21		Keisei Electric Railway Co., Ltd. (m)	131
3		Keyence Corp. (m)	552
13		Kikkoman Corp. (c)	150
11		Kinden Corp. (m)	94
116		Kintetsu Corp. (c)	537
59		Kirin Holdings Co., Ltd. (m)	875
157		Kobe Steel Ltd. (m)	301
66		Komatsu Ltd. (m)	1,073
6		Konami Corp. (m)	133
31		Konica Minolta Holdings, Inc. (m)	336
71		Kubota Corp. (m)	637
25		Kuraray Co., Ltd. (m)	277
9		Kurita Water Industries Ltd. (m)	290
11		Kyocera Corp. (m)	912
19		Kyowa Hakko Kirin Co., Ltd. (m)	213
27		Kyushu Electric Power Co., Inc. (m)	573
4		Lawson, Inc. (m)	186
5		Leopalace21 Corp. (m)	45
3		Mabuchi Motor Co., Ltd. (m)	130
8		Makita Corp. (m)	196
115		Marubeni Corp. (m)	527
20		Marui Group Co., Ltd. (m)	142
1		Maruichi Steel Tube Ltd. (c)	25
9		Matsui Securities Co., Ltd. (c)	84
62		Mazda Motor Corp. (m)	161
6		McDonalds Holdings Co., Japan Ltd. (m)	111
10		Mediceo Paltac Holdings Co., Ltd. (m)	127
5		MEIJI Holdings Co., Ltd. (a) (m)	193
28		Minebea Co., Ltd. (m)	112
88		Mitsubishi Chemical Holdings Corp. (m)	394
94		Mitsubishi Corp. (m)	1,863
135		Mitsubishi Electric Corp. (m)	981
81		Mitsubishi Estate Co., Ltd. (m)	1,350
28		Mitsubishi Gas Chemical Co., Inc. (m)	171
212		Mitsubishi Heavy Industries Ltd. (m)	846
7		Mitsubishi Logistics Corp. (c)	83
83		Mitsubishi Materials Corp. (m)	225
247		Mitsubishi Motors Corp. (a) (c)	455
29		Mitsubishi Rayon Co., Ltd. (m)	78
16		Mitsubishi Tanabe Pharma Corp. (m)	190
646		Mitsubishi UFJ Financial Group, Inc. (m)	3,945
4		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	118
120		Mitsui & Co., Ltd. (m)	1,492
39		Mitsui Chemicals, Inc. (m)	143
43		Mitsui Engineering & Shipbuilding Co., Ltd. (m)	109
59		Mitsui Fudosan Co., Ltd. (m)	1,075
44		Mitsui Mining & Smelting Co., Ltd. (a) (m)	120
81		Mitsui OSK Lines Ltd. (m)	492
29		Mitsui Sumitomo Insurance Group Holdings, Inc. (m)	750
6		Mitsumi Electric Co., Ltd. (m)	142
663		Mizuho Financial Group, Inc. (m)	1,524
37		Mizuho Securities Co., Ltd. (c)	135
93		Mizuho Trust & Banking Co., Ltd. (a) (m)	119
15		Murata Manufacturing Co., Ltd. (m)	731
12		Namco Bandai Holdings, Inc. (m)	132
134		NEC Corp. (a) (m)	467
3		NEC Electronics Corp. (a) (m)	33
17		NGK Insulators Ltd. (m)	375
11		NGK Spark Plug Co., Ltd. (m)	126
12		NHK Spring Co., Ltd. (m)	86
8		Nidec Corp. (m)	543
23		Nikon Corp. (m)	460
7		Nintendo Co., Ltd. (m)	1,864
–	(h)	Nippon Building Fund, Inc. (m)	314
23		Nippon Electric Glass Co., Ltd. (m)	265
65		Nippon Express Co., Ltd. (m)	297
10		Nippon Meat Packers, Inc. (m)	125
61		Nippon Mining Holdings, Inc. (m)	291
88		Nippon Oil Corp. (m)	464
7		Nippon Paper Group, Inc. (c)	175
55		Nippon Sheet Glass Co., Ltd.	163
357		Nippon Steel Corp. (m)	1,422
36		Nippon Telegraph & Telephone Corp. (m)	1,482
79		Nippon Yusen KK (m)	337
46		Nipponkoa Insurance Co., Ltd. (m)	274
49		Nishi-Nippon City Bank Ltd. (The) (m)	124
8		Nissan Chemical Industries Ltd. (m)	107
177		Nissan Motor Co., Ltd. (m)	1,286
9		Nissay Dowa General Insurance Co., Ltd. (m)	42
15		Nisshin Seifun Group, Inc. (c)	182
51		Nisshin Steel Co., Ltd. (m)	97
10		Nisshinbo Industries, Inc. (m)	124
5		Nissin Food Products Co., Ltd. (m)	150
2		Nitori Co., Ltd. (m)	157
11		Nitto Denko Corp. (m)	341
6		NOK Corp. (m)	70
173		Nomura Holdings, Inc. (m)	1,512
4		Nomura Real Estate Holdings, Inc. (m)	67
–	(h)	Nomura Real Estate Office Fund, Inc. (m)	131
7		Nomura Research Institute Ltd. (m)	168
25		NSK Ltd. (m)	137
18		NTN Corp. (m)	71
–	(h)	NTT Data Corp. (m)	286
1		NTT DoCoMo, Inc. (m)	1,565
–	(h)	NTT Urban Development Corp. (m)	94
46		Obayashi Corp. (m)	206
–	(h)	Obic Co., Ltd. (m)	71
45		Odakyu Electric Railway Co., Ltd. (c)	387
55		OJI Paper Co., Ltd. (m)	239
16		Olympus Corp. (c)	445
12		Omron Corp. (c)	202
6		Ono Pharmaceutical Co., Ltd. (m)	275
5		Onward Holdings Co., Ltd. (m)	35
3		Oracle Corp. Japan (c)	106
3		Oriental Land Co., Ltd. (c)	211
6		ORIX Corp. (c)	381
135		Osaka Gas Co., Ltd. (m)	449
2		OSAKA Titanium Technologies Co. (m)	55
1		Otsuka Corp. (m)	73
136		Panasonic Corp. (m)	2,145
28		Panasonic Electric Works Co., Ltd. (m)	294
17		Pioneer Corp. (a) (c)	50
7		Promise Co., Ltd. (c)	73
1		Rakuten, Inc. (m)	329
36		Resona Holdings, Inc. (c)	526
48		Ricoh Co., Ltd. (m)	626
3		Rinnai Corp. (m)	122
7		Rohm Co., Ltd. (m)	526
3		Sankyo Co., Ltd. (m)	190
5		Santen Pharmaceutical Co., Ltd. (m)	168
112		Sanyo Electric Co., Ltd. (a) (c)	249
9		Sapporo Hokuyo Holdings, Inc. (a) (m)	29
20		Sapporo Holdings Ltd. (m)	122
1		SBI Holdings, Inc. (c)	211
14		Secom Co., Ltd. (m)	618
12		Sega Sammy Holdings, Inc. (m)	164
8		Seiko Epson Corp. (m)	119
28		Sekisui Chemical Co., Ltd. (m)	164
28		Sekisui House Ltd. (m)	266
53		Seven & I Holdings Co., Ltd. (m)	1,246
–	(h)	Seven Bank Ltd. (m)	94
69		Sharp Corp. (c)	764
12		Shikoku Electric Power Co., Inc. (m)	368
14		Shimadzu Corp. (m)	108
2		Shimamura Co., Ltd. (m)	171
5		Shimano, Inc. (m)	212
42		Shimizu Corp. (m)	170
29		Shin-Etsu Chemical Co., Ltd. (m)	1,535
6		Shinko Electric Industries Co., Ltd. (c)	91
51		Shinsei Bank Ltd. (a) (m)	76
21		Shionogi & Co., Ltd. (m)	433
26		Shiseido Co., Ltd.	418
42		Shizuoka Bank Ltd. (The) (m)	415
95		Showa Denko KK (m)	177
15		Showa Shell Sekiyu KK (m)	168
4		SMC Corp. (m)	405
52		Softbank Corp. (m)	1,103
85		Sojitz Corp. (m)	176
64		Sompo Japan Insurance, Inc. (m)	423
69		Sony Corp. (m)	1,937
–	(h)	Sony Financial Holdings, Inc. (m)	203
6		Square Enix Holdings Co., Ltd. (m)	122
10		Stanley Electric Co., Ltd. (m)	203
8		Sumco Corp. (c)	147
116		Sumitomo Chemical Co., Ltd. (m)	571
79		Sumitomo Corp. (m)	774
50		Sumitomo Electric Industries Ltd. (m)	622
36		Sumitomo Heavy Industries Ltd. (m)	171
237		Sumitomo Metal Industries Ltd. (m)	588
37		Sumitomo Metal Mining Co., Ltd. (m)	558
47		Sumitomo Mitsui Financial Group, Inc. (m)	1,992
25		Sumitomo Realty & Development Co., Ltd.	518
13		Sumitomo Rubber Industries Ltd. (m)	113
101		Sumitomo Trust & Banking Co., Ltd. (The) (m)	553
13		Suruga Bank Ltd. (m)	135
4		Suzuken Co., Ltd. (c)	105
24		Suzuki Motor Corp. (m)	609
17		T&D Holdings, Inc. (m)	490
70		Taiheiyo Cement Corp. (m)	105
66		Taisei Corp. (m)	150
10		Taisho Pharmaceutical Co., Ltd. (m)	190
21		Taiyo Nippon Sanso Corp. (m)	201
20		Takashimaya Co., Ltd. (m)	165
52		Takeda Pharmaceutical Co., Ltd. (m)	2,102
–	(h)	Takefuji Corp. (c)	1
8		TDK Corp. (m)	426
60		Teijin Ltd. (m)	189
12		Terumo Corp. (m)	591
9		THK Co., Ltd. (m)	152
50		Tobu Railway Co., Ltd. (c)	305
9		Toho Co., Ltd. (m)	161
33		Toho Gas Co., Ltd. (m)	133
30		Tohoku Electric Power Co., Inc. (m)	618
50		Tokio Marine Holdings, Inc. (m)	1,447
16		Tokuyama Corp. (m)	120
3		Tokyo Broadcasting System Holdings, Inc. (m)	53
84		Tokyo Electric Power Co., Inc. (The) (m)	2,153
12		Tokyo Electron Ltd. (m)	621
160		Tokyo Gas Co., Ltd. (m)	586
6		Tokyo Steel Manufacturing Co., Ltd. (m)	61
–	(h)	Tokyo Style Co., Ltd. (m)	2
17		Tokyo Tatemono Co., Ltd. (m)	83
84		Tokyu Corp. (m)	410
38		Tokyu Land Corp. (c)	151
20		TonenGeneral Sekiyu KK (c)	191
38		Toppan Printing Co., Ltd. (m)	389
86		Toray Industries, Inc. (c)	430
212		Toshiba Corp. (c)	935
40		Tosoh Corp. (m)	116
18		TOTO Ltd. (c)	126
11		Toyo Seikan Kaisha Ltd. (m)	229
7		Toyo Suisan Kaisha Ltd. (m)	174
4		Toyobo Co., Ltd. (m)	8
3		Toyoda Gosei Co., Ltd. (m)	100
2		Toyota Boshoku Corp. (m)	43
14		Toyota Industries Corp. (m)	367
191		Toyota Motor Corp. (m)	8,009
15		Toyota Tsusho Corp. (m)	225
8		Trend Micro, Inc. (m)	258
5		Tsumura & Co. (m)	155
53		Ube Industries Ltd. (m)	153
3		Unicharm Corp. (m)	229
5		Uniden Corp. (m)	14
13		UNY Co., Ltd. (m)	105
8		Ushio, Inc. (m)	152
1		USS Co., Ltd. (m)	93
–	(h)	West Japan Railway Co. (m)	357
1		Yahoo! Japan Corp.	374
7		Yakult Honsha Co., Ltd. (m)	149
6		Yamada Denki Co., Ltd. (m)	348
15		Yamaguchi Financial Group, Inc. (m)	205
10		Yamaha Corp. (m)	138
13		Yamaha Motor Co., Ltd. (m)	157
27		Yamato Holdings Co., Ltd. (m)	393
2		Yamato Kogyo Co., Ltd. (m)	71
8		Yamazaki Baking Co., Ltd. (m)	96
17		Yaskawa Electric Corp. (m)	120
8		Yokogawa Electric Corp. (c)	63

			143,460

		Luxembourg — 0.6%
75		ArcelorMittal (m)	2,696
5		Millicom International Cellular S.A. (a) (c)	399
23		SES S.A. FDR (m)	462
98		Tenaris S.A. (c)	1,486

			5,043

		Mexico — 0.6%
26		Alfa S.A.B. de C.V., Class A (m)	98
887		America Movil S.A.B. de C.V., Series L, (m)	1,908
339		Cemex S.A.B. de C.V. (a) (m)	319
99		Fomento Economico Mexicano S.A.B. de C.V. (m)	382
7		Fresnillo plc (m)	78
24		Grupo Carso S.A.B. de C.V., Class A1 (m)	80
228		Grupo Mexico S.A.B. de C.V., Class B (m)	325
50		Grupo Modelo S.A.B. de C.V., Class C (a) (m)	196
136		Grupo Televisa S.A. (m)	491
65		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	269
112		Telefonos de Mexico S.A.B. de C.V., Class L (c)	89
168		Telefonos de Mexico S.A.B. de C.V., Class A (m)	132
112		Telmex Internacional S.A.B. de C.V., Class L (c)	71
168		Telmex Internacional S.A.B. de C.V., Class A (m)	105
146		Wal-Mart de Mexico S.A.B. de C.V., Series V, (c)	499

			5,042

		Netherlands — 4.3%
167		Aegon N.V. (m)	1,222
28		Akzo Nobel N.V. (m)	1,527
52		ASML Holding N.V. (m)	1,345
6		Corio N.V. (m)	311
37		European Aeronautic Defence and Space Co., N.V. (m)	699
8		Fugro N.V. CVA (m)	378
13		Heineken Holding N.V. (m)	432
29		Heineken N.V. (m)	1,169
233		ING Groep N.V. CVA (m)	2,985
22		James Hardie Industries N.V. (a) (m)	97
139		Koninklijke Ahold N.V. (m)	1,576
6		Koninklijke Boskalis Westminster CVA (m)	158
18		Koninklijke DSM N.V. (c)	647
207		Koninklijke KPN N.V. (c)	3,110
116		Koninklijke Philips Electronics N.V. (m)	2,650
25		Qiagen N.V. (a) (m)	481
13		Randstad Holding N.V. (a) (c)	438
75		Reed Elsevier N.V. (c)	786
143		Royal Dutch Shell plc, Class A (m)	3,748
109		Royal Dutch Shell plc, Class B (m)	2,837
14		SBM Offshore N.V. (m)	262
45		TNT N.V. (c) (m)	1,064
196		Unilever N.V. CVA (m)	5,340
1		Wereldhave N.V. (m)	93
33		Wolters Kluwer N.V. (c)	653

			34,008

		New Zealand — 0.5%
347		Auckland International Airport Ltd. (m)	390
121		Contact Energy Ltd. (m)	504
246		Fletcher Building Ltd. (m)	1,164
229		Sky City Entertainment Group Ltd. (m)	498
777		Telecom Corp. of New Zealand Ltd. (m)	1,437

			3,993

		Norway — 1.5%
142		DnB NOR ASA (a) (m)	1,238
143		Norsk Hydro ASA (a) (m)	841
26		Norske Skogindustrier ASA (a) (m)	42
162		Orkla ASA (m)	1,287
32		Renewable Energy Corp. A/S (a) (c)	253
7		Schibsted ASA (a) (c)	77
232		StatoilHydro ASA (m)	4,959
165		Telenor ASA (a) (m)	1,524
41		Yara International ASA (m)	1,270

			11,491

		Philippines — 0.7%
60		Ayala Corp. (m)	377
2,473		Ayala Land, Inc. (m)	467
110		Banco de Oro Unibank, Inc. (m)	80
670		Bank of the Philippine Islands (m)	632
10		Globe Telecom, Inc. (m)	214
236		Manila Electric Co. (m)	1,125
542		Petron Corp. (a) (m)	62
16		Philippine Long Distance Telephone Co. (m)	834
2,078		PNOC Energy Development Corp. (m)	194
187		San Miguel Corp., Class B (m)	253
4,907		SM Prime Holdings, Inc. (m)	989

			5,227

		Portugal — 0.8%
562		Banco Comercial Portugues S.A., Class R (m)	600
124		Banco Espirito Santo S.A. (m)	776
42		BRISA (c)	350
56		Cimpor Cimentos de Portugal SGPS S.A. (m)	422
465		Energias de Portugal S.A. (m)	1,844
37		Galp Energia SGPS S.A, Class B (m)	488
60		Jeronimo Martins SGPS S.A. (m)	419
135		Portugal Telecom SGPS S.A. (m)	1,383

			6,282

		Singapore — 0.7%
54		Ascendas REIT (m)	63
–	(h)	CapitaCommercial Trust (m)	—	(h)
110		CapitaLand Ltd. (m)	292
104		CapitaMall Trust (m)	114
–	(h)	Chartered Semiconductor Manufacturing Ltd. (a) (m)	—	(h)

22		City Developments Ltd. (m)	155
86		ComfortDelgro Corp., Ltd. (m)	93
31		Cosco Corp. Singapore Ltd. (m)	28
76		DBS Group Holdings Ltd. (m)	732
37		Fraser and Neave Ltd. (m)	107
262		Golden Agri-Resources Ltd. (c)	77
–	(h)	Haw Par Corp., Ltd. (m)	2
5		Jardine Cycle & Carriage Ltd. (m)	84
55		Keppel Corp., Ltd. (m)	320
30		Neptune Orient Lines Ltd. (m)	34
55		Olam International Ltd. (m)	97
111		Oversea-Chinese Banking Corp., Ltd. (m)	605
–	(h)	Parkway Holdings Ltd. (m)	—	(h)
45		SembCorp Industries Ltd. (m)	100
38		SembCorp Marine Ltd. (m)	82
23		Singapore Airlines Ltd. (m)	217
36		Singapore Exchange Ltd. (m)	218
63		Singapore Press Holdings Ltd. (m)	158
62		Singapore Technologies Engineering Ltd. (m)	113
348		Singapore Telecommunications Ltd. (m)	845
27		StarHub Ltd. (m)	42
1		STATS ChipPAC Ltd. (a) (m)	—	(h)
55		United Overseas Bank Ltd. (m)	673
25		UOL Group Ltd. (m)	60
–	(h)	Venture Corp., Ltd. (m)	3
39		Wilmar International Ltd. (m)	162

			5,476

		South Africa — 0.7%
2		Anglo Platinum Ltd. (m)	169
6		AngloGold Ashanti Ltd. (m)	239
9		ArcelorMittal South Africa Ltd. (m)	111
13		Barloworld Ltd. (m)	75
12		Bidvest Group Ltd. (m)	166
133		FirstRand Ltd. (m)	260
23		Gold Fields Ltd. (m)	273
17		Impala Platinum Holdings Ltd. (m)	400
47		MTN Group Ltd. (m)	780
14		Naspers Ltd., Class N (m)	426
14		Nedbank Group Ltd. (m)	191
22		Pretoria Portland Cement Co., Ltd. (m)	82
107		Sanlam Ltd. (m)	272
14		Sappi Ltd. (m)	45
18		Sasol Ltd. (m)	660
31		Shoprite Holdings Ltd. (m)	227
40		Standard Bank Group Ltd. (m)	475
10		Telkom S.A. Ltd. (m)	49
8		Tiger Brands Ltd. (m)	156

			5,056

		South Korea — 0.6%
4		Daelim Industrial Co., Ltd. (m)	226
10		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	180
6		Hyundai Mobis (m)	606
3		LG Chem Ltd. (m)	412
6		LG Electronics, Inc. (m)	676
1		LG Hausys Ltd. (a) (m)	65
2		POSCO (m)	921
1		Samsung Electronics Co., Ltd. (m)	824
3		Samsung Fire & Marine Insurance Co., Ltd. (m)	510
1		Shinsegae Co., Ltd. (m)	337
1		SK Telecom Co., Ltd. (m)	177

			4,934

		Spain — 6.6%
37		Abertis Infraestructuras S.A. (m)	776
3		Acciona S.A. (m)	323
16		Acerinox S.A. (c)	312
19		ACS Actividades de Construccion y Servicios S.A. (m)	995
436		Banco Bilbao Vizcaya Argentaria S.A. (c)	7,145
105		Banco de Sabadell S.A. (c)	699
24		Banco de Valencia S.A. (c)	234
93		Banco Popular Espanol S.A. (c)	837
998		Banco Santander S.A.	14,447
34		Bankinter S.A. (c)	390
17		Cintra Concesiones de Infraestructuras de Transporte S.A. (m)	135
99		Criteria Caixacorp S.A. (m)	477
4		Ebro Puleva S.A. (m)	60
57		EDP Renovaveis S.A. (a) (m)	589
18		Enagas (m)	362
2		Endesa S.A. (m)	53
4		Fomento de Construcciones y Contratas S.A. (m)	148
21		Gamesa Corp. Tecnologica S.A. (m)	446
25		Gas Natural SDG S.A. (m)	474
9		Gestevision Telecinco S.A. (m)	98
14		Grifols S.A. (m)	263
6		Grupo Ferrovial S.A. (c)	220
107		Iberdrola Renovables S.A. (c)	492
438		Iberdrola S.A. (m)	3,754
51		Iberia Lineas Aereas de Espana (a) (m)	114
27		Inditex S.A. (c)	1,469
7		Indra Sistemas S.A. (m)	171
68		Mapfre S.A. (c)	252
23		NH Hoteles S.A. (a) (c)	91
12		Red Electrica Corp. S.A. (m)	556
87		Repsol YPF S.A. (m)	2,024
8		Sacyr Vallehermoso S.A. (c)	125
2		Sociedad General de Aguas de Barcelona S.A., Class A (m)	58
517		Telefonica S.A. (m)	12,869
14		Zardoya Otis S.A. (m)	326
18		Zeltia S.A. (a) (c)	76

			51,860

		Sweden — 1.9%
23		Alfa Laval AB (c)	251
20		Assa Abloy AB, Class B (m)	336
37		Atlas Copco AB, Class A (m)	439
24		Atlas Copco AB, Class B (m)	252
13		Electrolux AB, Class B (a) (m)	245
3		Eniro AB (a) (m)	11
9		Getinge AB, Class B (m)	142
35		Hennes & Mauritz AB, Class B (m)	2,057
–	(h)	Hoganas AB, Class B (m)	6
4		Holmen AB, Class B (m)	109
23		Husqvarna AB, Class B (a) (m)	144
34		Investor AB, Class B (m)	603
7		Loomis AB, Class B (m)	68
14		Lundin Petroleum AB (a) (m)	121
3		Modern Times Group AB, Class B (m)	101
35		Niscayah Group AB (m)	62
206		Nordea Bank AB (m)	1,988
57		Sandvik AB (c)	540
18		Scania AB, Class B (m)	215
14		Securitas AB, Class B (m)	129
82		Skandinaviska Enskilda Banken AB, Class A (a) (m)	455
27		Skanska AB, Class B (c)	377
19		SKF AB, Class B (c)	283
18		Ssab Svenskt Stal AB, Class A (c)	233
36		Svenska Cellulosa AB, Class B (m)	457
32		Svenska Handelsbanken AB, Class A (m)	770
11		Swedbank AB, Class A (a) (c)	88
12		Swedish Match AB (m)	226
16		Tele2 AB, Class B (m)	209
184		Telefonaktiebolaget LM Ericsson, Class B (m)	1,809
157		TeliaSonera AB (m)	1,006
22		Volvo AB, Class A (m)	160
79		Volvo AB, Class B (c)	576

			14,468

		Switzerland — 2.1%
45		ABB Ltd. (a) (m)	823
2		Actelion Ltd. (a) (m)	97
4		Adecco S.A. (m)	184
2		Aryzta AG (a) (m)	76
2		Baloise Holdings AG (m)	125
11		Compagnie Financiere Richemont S.A., Class A (m)	267
25		Credit Suisse Group AG (m)	1,170
1		Geberit AG (m)	139
–	(h)	Givaudan S.A. (m)	131
7		Holcim Ltd. (a) (m)	399
4		Julius Baer Holding AG (m)	210
2		Kuehne & Nagel International AG (m)	136
3		Logitech International S.A. (a) (c)	55
1		Lonza Group AG (m)	120
81		Nestle S.A. (m)	3,318
1		Nobel Biocare Holding AG (m)	33
46		Novartis AG (m)	2,119
15		Roche Holding AG (m)	2,407
2		Schindler Holding AG (m)	136
–	(h)	SGS S.A. (m)	74
–	(h)	Sonova Holding AG (m)	10
50		STMicroelectronics N.V. (m)	382
–	(h)	Sulzer AG (m)	28
1		Swatch Group AG (c)	28
1		Swatch Group AG (The) (m)	140
8		Swiss Reinsurance (m)	321
1		Swisscom AG (m)	184
2		Syngenta AG (m)	451
64		UBS AG (a) (m)	939
77		Xstrata plc (m)	1,045
4		Zurich Financial Services AG (m)	704

			16,251

		Taiwan — 0.6%
304		Asustek Computer, Inc. (m)	480
202		Cathay Financial Holding Co., Ltd. (a) (m)	309
179		Chi Mei Optoelectronics Corp. (a) (m)	100
394		China Steel Corp. (m)	380
253		Far Eastern Textile Co., Ltd. (m)	285
237		HON HAI Precision Industry Co., Ltd. (m)	820
296		Quanta Computer, Inc. (m)	560
1,233		Taishin Financial Holdings Co., Ltd. (a) (m)	481
190		Taiwan Mobile Co., Ltd. (m)	291
592		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	1,055
335		United Microelectronics Corp. (m)	149

			4,910

		Thailand — 0.5%
252		Advanced Info Service PCL (m)	640
207		Bangkok Bank PCL, Class F (m)	684
114		Electricity Generating PCL (m)	248
207		Kasikornbank PCL (m)	486
750		Krung Thai Bank PCL (m)	185
99		PTT Exploration & Production PCL (m)	408
24		PTT PCL (m)	166
124		Siam Cement PCL (m)	670
289		Siam Commercial Bank PCL (m)	656

			4,143

		Turkey — 0.7%
174		Akbank TAS (m)	986
64		Aksigorta AS (m)	195
39		Anadolu Efes Biracilik Ve Malt Sanayii AS (m)	415
132		Eregli Demir ve Celik Fabrikalari TAS (a) (m)	440
–	(h)	Trakya Cam Sanayi AS (a) (m)	— (h)
28		Tupras Turkiye Petrol Rafine (m)	360
115		Turkcell Iletisim Hizmet A/S (m)	729
408		Turkiye Garanti Bankasi A/S (a) (m)	1,449
275		Turkiye Is Bankasi, Class C (m)	955
133		Yapi ve Kredi Bankasi A/S (a) (m)	280

			5,809

		United Kingdom — 8.7%
19		3i Group plc (m)	86
8		Admiral Group plc (m)	121
13		AMEC plc (m)	154
53		Anglo American plc (m)	1,717
17		Antofagasta plc (m)	210
14		Associated British Foods plc (m)	192
59		AstraZeneca plc (m)	2,725
9		Autonomy Corp. plc (a) (m)	176
107		Aviva plc (m)	628
144		BAE Systems plc (m)	737
20		Balfour Beatty plc (m)	102
350		Barclays plc (m)	1,781
4		Berkeley Group Holdings plc (a) (m)	57
135		BG Group plc (m)	2,262
89		BHP Billiton plc (m)	2,339
757		BP plc (m)	6,274
20		British Airways plc (a) (m)	47
81		British American Tobacco plc (m)	2,501
36		British Land Co. plc (m)	259
45		British Sky Broadcasting Group plc (m)	408
310		BT Group plc, Class A (m)	654
11		Bunzl plc (m)	96
18		Burberry Group plc (m)	135
106		Cable & Wireless plc (m)	256
55		Cadbury plc (m)	538
6		Cairn Energy plc (a) (m)	230
24		Capita Group plc (The) (m)	269
7		Carnival plc (m)	199
19		Carphone Warehouse Group plc (m)	56
207		Centrica plc (m)	762
40		Cobham plc (m)	120
74		Compass Group plc (m)	397
–	(h)	Daily Mail & General Trust, Class A (m)	1
101		Diageo plc (m)	1,576
14		Drax Group plc (m)	95
11		Eurasian Natural Resources Corp. (m)	155
10		F&C Asset Management plc (m)	12
22		Firstgroup plc (m)	120
98		Friends Provident Group plc (m)	114
53		G4S plc (m)	190
209		GlaxoSmithKline plc (m)	4,012
29		Hammerson plc (m)	167
–	(h)	Hays plc (m)	1
35		Home Retail Group plc (m)	184
700		HSBC Holdings plc (m)	7,084
22		ICAP plc (m)	163
–	(h)	IMI plc (m)	2
41		Imperial Tobacco Group plc (m)	1,171
11		Intercontinental Hotels Group plc (m)	124
64		International Power plc (m)	271
34		Invensys plc (m)	145
16		Investec plc (m)	106
44		J Sainsbury plc (m)	232
9		Johnson Matthey plc (m)	213
10		Kazakhmys plc (m)	137
99		Kingfisher plc (m)	353
26		Ladbrokes plc (m)	75
32		Land Securities Group plc (m)	281
245		Legal & General Group plc (m)	264
19		Liberty International plc (c)	137
661		Lloyds Banking Group plc (m)	939
–	(h)	Logica plc (m)	1
6		London Stock Exchange Group plc (m)	74
6		Lonmin plc (a) (m)	149
71		Man Group plc (m)	330
62		Marks & Spencer Group plc (m)	356
1		Meggitt plc (m)	2
98		National Grid plc (m)	916
8		Next plc (m)	237
222		Old Mutual plc (m)	356
32		Pearson plc08/30/00 (m)	370
102		Prudential plc (m)	760
3		Rangold Resources Ltd. (m)	177
24		Reckitt Benckiser Group plc (m)	1,164
44		Reed Elsevier plc (m)	306
24		Rexam plc (m)	96
36		Rio Tinto plc (m)	1,514
76		Rolls-Royce Group plc (a) (m)	524
708		Royal Bank of Scotland Group plc (a) (m)	526
129		RSA Insurance Group plc (m)	274
37		SABMiller plc (m)	852
55		Sage Group plc (The) (m)	180
4		Schroders plc (m)	71
37		Scottish & Southern Energy plc (m)	692
24		Segro plc (a) (m)	109
20		Serco Group plc (m)	138
9		Severn Trent plc (m)	141
23		Shire plc (m)	349
34		Smith & Nephew plc (m)	270
16		Smiths Group plc (m)	198
78		Standard Chartered plc (m)	1,858
91		Standard Life plc (m)	301
319		Tesco plc (m)	1,953
15		Thomas Cook Group plc (m)	55
7		Thomson Reuters plc (m)	232
33		Tomkins plc (m)	98
25		TUI Travel plc (m)	94
32		Tullow Oil plc (m)	530
52		Unilever plc (m)	1,372
–	(h)	United Business Media Ltd. (m)	3
26		United Utilities Group plc (m)	197
6		Vedanta Resources plc (m)	174
2,123		Vodafone Group plc (m)	4,365
6		Whitbread plc (m)	94
3		William Hill plc (m)	8
83		Wm Morrison Supermarkets plc (m)	371
12		Wolseley plc (a) (m)	266
52		WPP plc (m)	399

			68,314

		United States — 0.0% (g)
2		Synthes, Inc. (m)	185
23		Wheelock & Co., Ltd. (m)	65

			250

		Total Common Stocks (Cost $566,605)	760,944

		Investment Companies — 0.4%
		United States — Continued — 0.4%
30		iShares MSCI Germany Index Fund (m)	594
62		iShares MSCI Pacific ex-Japan Index Fund (m)	2,195

		Total Investment Companies (Cost $2,274)	2,789

		Preferred Stocks — 1.0%
		Brazil — 0.4%
25		Banco Bradesco S.A. (m)	394
8		Cia Energetica de Minas Gerais (m)	108
26		Cia Vale do Rio Doce, Class A (m)	456
69		Itau Unibanco Banco Multiplo S.A. (m)	1,227
39		Petroleo Brasileiro S.A. (m)	657
20		Tele Norte Leste Participacoes S.A. (m)	305

			3,147

		Germany — 0.6%
6		Bayerische Motoren Werke AG (m)	185
13		Fresenius SE (m)	712
28		Henkel AG & Co. KGaA (m)	1,012
13		Porsche Automobil Holding SE (m)	820
5		RWE AG (c)	360
14		Volkswagen AG (m)	1,115

			4,204

		Japan — 0.0% (g)
2		Ito En Ltd. (m)	21

		Total Preferred Stocks (Cost $3,672)	7,372

NUMBER OF WARRANTS

	Warrant — 0.0% (g)
	Italy — 0.0% (g)
130	Unione di Banche Italiane SCPA, expiring 06/30/11 (a) (Cost $—)	10

	Total Long-Term Investments (Cost $572,551)	771,115

NUMBER OF RIGHTS

Rights — 0.0% (g)
United Kingdom — 0.0% (g)
	Rexam plc, expiring 08/18/09 (a) (m) (Cost $—)	13

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
2,451	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $2,451)	2,451

PRINCIPAL AMOUNT($)

Investments of Cash Collateral for Securities on Loan — 4.7%
Certificate of Deposit — 0.8%
7,000	Calyon New York, VAR, 03/15/10	6,921

SHARES

	Investment Company — 3.9%
30,224	JPMorgan Prime Money Market Fund, Capital Shares, 0.320% (b) (l)	30,224

	Total Investments of Cash Collateral for Securities on Loan (Cost $37,222)	37,145

	Total Investments — 103.5% (Cost $612,224)	810,724
	Liabilities in Excess of Other Assets — (3.5)%	(27,124)

	NET ASSETS — 100.0%	$783,600

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	15.5%
Oil, Gas & Consumable Fuels	7.7
Diversified Telecommunication Services	5.8
Pharmaceuticals	5.4
Electric Utilities	5.0
Insurance	4.7
Metals & Mining	4.3
Automobiles	4.2
Chemicals	3.6
Food Products	2.3
Industrial Conglomerates	2.1
Food & Staples Retailing	2.1
Beverages	2.1
Wireless Telecommunication Services	2.0
Multi-Utilities	1.8
Machinery	1.7
Capital Markets	1.7
Diversified Financial Services	1.5
Media	1.4
Construction Materials	1.3
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.2
Real Estate Management & Development	1.2
Software	1.2
Others (each less than 1.0%)	19.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
33	TOPIX	09/10/09	$3,332	$125
217	Dow Jones Euro STOXX 50 Index	09/18/09	8,153	657
28	FTSE 100 Index	09/18/09	2,140	129

				$911

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt
CVA —	Dutch Certification
FDR —	Fiduciary Depositary Receipt
GDR —	Global Depositary Receipt
REIT—	Real Estate Investment Trust
RNC —	Risparmio Non-Convertible Savings Shares
VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $0 which amounts to less than 0.1% of total investments. In addition, the value and percentage, based on total investments (excluding Investments of Cash Collateral for Securities on Loan), of the investments that apply the fair valuation policy for international investments are approximately $748,502,000 and 95.9%, respectively.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,497
Aggregate gross unrealized depreciation	(65,997)

Net unrealized appreciation/depreciation	$198,500

Federal income tax cost of investments	$612,224

International Equity Index Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$—	$32,155	$—	$32,155
Austria	—	12,236	—	12,236
Belgium	—	14,801	—	14,801
Bermuda	—	947	—	947
Brazil	1,175	—	—	1,175
Cayman Islands	—	5	—	5
Chile	2,449	2,012	—	4,461
China	—	4,214	—	4,214
Cyprus	—	821	—	821
Denmark	—	9,777	—	9,777
Finland	—	6,920	—	6,920
France	—	77,077	—	77,077
Germany	—	100,590	—	100,590
Greece	—	8,936	—	8,936
Hong Kong	—	7,669	—	7,669
Hungary	—	4,841	—	4,841
India	—	4,411	—	4,411
Ireland	—	7,420	—	7,420
Israel	2,258	2,690	—	4,948
Italy	—	61,523	—	61,523
Japan	—	143,460	—	143,460
Luxembourg	—	5,043	—	5,043
Mexico	4,964	78	—	5,042
Netherlands	—	34,008	—	34,008
New Zealand	—	3,993	—	3,993
Norway	—	11,491	—	11,491
Philippines	—	5,227	—	5,227
Portugal	—	6,282	—	6,282
Singapore	—	5,476	—	5,476
South Africa	—	5,056	—	5,056
South Korea	—	4,934	—	4,934
Spain	—	51,860	—	51,860
Sweden	—	14,468	—	14,468
Switzerland	—	16,251	—	16,251
Taiwan	—	4,910	—	4,910
Thailand	—	4,143	—	4,143
Turkey	—	5,809	—	5,809
United Kingdom	—	68,314	—	68,314
United States	—	250	—	250

Total Common Stocks	10,846	750,098	—	760,944

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Preferred Stocks
Brazil	$3,147	$—	$—	$3,147
Germany	—	4,204	—	4,204
Japan	—	21	—	21

Total Preferred Stocks	3,147	4,225	—	7,372

Investment Companies	2,789	—	—	2,789
Rights
United Kingdom	—	13	—	13
Warrants
Italy	—	10	—	10
Short-Term Investments
Investment Companies	2,451	—	—	2,451
Investments of Cash Collateral for Securities on Loan Certificates of Deposit	—	6,921	—	6,921
Investment Companies	30,224	—	—	30,224

Total Investments in Securities	$49,457	$761,267	$—	$810,724

Appreciation in Other Financial Instruments*
Futures	$911	$—	$—	$911

*	Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

    George C. W. Gatch

    President and Principal Executive Officer

    September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

    George C. W. Gatch

    President and Principal Executive Officer

    September 28, 2009

By:

/s/____________________________________

    Patricia A. Maleski

    Treasurer and Principal Financial Officer

    September 28, 2009